UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2013 Semiannual Report to Shareholders

DWS Strategic Income Trust Ticker Symbol: KST

Contents
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Cash Flows
38 Statement of Changes in Net Assets
39 Financial Highlights
41 Notes to Financial Statements
53 Dividend Reinvestment Plan
55 Additional Information
57 Privacy Statement

The fund's investment objective is to provide high current income.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2013 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/13
DWS Strategic Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	4.05%	14.82%	11.99%	11.05%
Based on Market Price(a)	0.92%	9.12%	13.45%	10.76%
Credit Suisse High Yield Index(b)	5.78%	14.18%	10.15%	9.26%
Morningstar Closed-End Multisector Bond Funds Category (Based on Net Asset Value)(c)	6.04%	18.51%	11.58%	9.05%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2013 was 1.88% (1.34% excluding interest expense).

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End Multisector Bond Funds category represents multisector-bond portfolios that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Multisector Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/13	As of 11/30/12
Net Asset Value	$14.33	$14.32
Market Price	$13.84	$14.26

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/13: Income Dividends	$.57
May Income Dividend	$.0950
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/13†	7.96%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/13†	8.24%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 98.5%
Consumer Discretionary 18.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		200,000	219,500
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	39,638
APX Group, Inc., 144A, 6.375%, 12/1/2019		75,000	74,813
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	221,100
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,582
8.375%, 11/15/2020		80,000	89,600
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		80,000	80,800
8.25%, 1/15/2019		95,000	103,431
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	74,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	168,175
Boyd Gaming Corp., 9.0%, 7/1/2020		55,000	59,263
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	200,262
Cablevision Systems Corp., 8.0%, 4/15/2020		25,000	28,313
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		155,000	147,637
11.25%, 6/1/2017		290,000	303,050
CCO Holdings LLC:
5.25%, 9/30/2022		535,000	535,000
5.75%, 1/15/2024		100,000	101,000
6.5%, 4/30/2021		635,000	682,625
6.625%, 1/31/2022		175,000	188,125
7.0%, 1/15/2019		45,000	48,094
7.375%, 6/1/2020		20,000	22,325
8.125%, 4/30/2020		25,000	27,938
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		45,000	46,913
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		95,000	93,219
144A, 6.375%, 9/15/2020		430,000	449,350
144A, 8.625%, 11/15/2017		420,000	448,140
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	29,100
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		50,000	54,125
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		95,000	99,750
Series B, 144A, 6.5%, 11/15/2022		135,000	142,425
Series A, 7.625%, 3/15/2020		20,000	21,150
Series B, 7.625%, 3/15/2020		230,000	244,375
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	9,975
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	111,250
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	68,400
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	71,750
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	400,000
144A, 5.0%, 5/15/2017		100,000	100,000
6.75%, 6/1/2021		30,000	31,725
7.125%, 2/1/2016		90,000	98,550
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		70,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		75,000	75,937
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	172,437
Hertz Corp.:
144A, 4.25%, 4/1/2018		625,000	642,187
6.75%, 4/15/2019		120,000	130,350
7.5%, 10/15/2018		320,000	348,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		140,000	148,925
L Brands, Inc., 7.0%, 5/1/2020		65,000	75,806
Lear Corp., 8.125%, 3/15/2020		32,000	35,520
Libbey Glass, Inc., 6.875%, 5/15/2020		45,000	48,713
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	113,269
LKQ Corp., 144A, 4.75%, 5/15/2023		110,000	109,725
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		60,000	61,350
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	161,200
Mediacom LLC:
7.25%, 2/15/2022		45,000	48,938
9.125%, 8/15/2019		140,000	154,700
MGM Resorts International:
6.625%, 12/15/2021		230,000	249,262
144A, 6.75%, 10/1/2020		35,000	38,150
7.625%, 1/15/2017		100,000	114,125
8.625%, 2/1/2019		340,000	402,050
10.0%, 11/1/2016		40,000	48,350
National CineMedia LLC:
6.0%, 4/15/2022		85,000	91,162
7.875%, 7/15/2021		100,000	112,000
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	177,650
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	80,062
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	65,400
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,475
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	82,000
Regal Entertainment Group:
5.75%, 2/1/2025		20,000	19,950
9.125%, 8/15/2018		65,000	74,100
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		60,000	58,800
SACI Falabella, 144A, 3.75%, 4/30/2023		200,000	191,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	49,688
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	85,400
144A, 7.804%, 10/1/2020		130,000	141,050
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		115,000	114,425
Starz LLC, 5.0%, 9/15/2019		60,000	60,900
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		95,000	96,187
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	72,188
UCI International, Inc., 8.625%, 2/15/2019		45,000	46,575
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		300,000	306,000
144A, 7.5%, 3/15/2019		150,000	162,750
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	231,626
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	21,250
144A, 7.875%, 11/1/2020		50,000	54,750
144A, 8.5%, 5/15/2021		30,000	32,475
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	165,000	236,140
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	90,000
Visant Corp., 10.0%, 10/1/2017		80,000	76,600
Visteon Corp., 6.75%, 4/15/2019		64,000	68,320
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	69,063
			12,159,148
Consumer Staples 2.9%
Ajecorp BV, 144A, 6.5%, 5/14/2022		150,000	162,000
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	57,819
B&G Foods, Inc., 4.625%, 6/1/2021 (b)		90,000	89,775
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		35,000	37,625
Constellation Brands, Inc.:
3.75%, 5/1/2021		95,000	92,625
6.0%, 5/1/2022		40,000	44,900
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	228,500
Del Monte Corp., 7.625%, 2/15/2019		155,000	160,619
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	99,450
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	71,337
MHP SA, 144A, 8.25%, 4/2/2020		200,000	197,331
NBTY, Inc., 9.0%, 10/1/2018		50,000	55,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	65,250
Smithfield Foods, Inc.:
6.625%, 8/15/2022		150,000	170,625
7.75%, 7/1/2017		150,000	174,375
Sun Products Corp., 144A, 7.75%, 3/15/2021		135,000	136,350
Tops Holding Corp., 144A, 8.875%, 12/15/2017		40,000	44,000
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	85,700
			1,973,281
Energy 14.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		95,000	93,813
6.125%, 7/15/2022		135,000	144,450
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	235,268
Arch Coal, Inc.:
7.0%, 6/15/2019		45,000	40,500
7.25%, 10/1/2020		40,000	35,800
Berry Petroleum Co.:
6.375%, 9/15/2022		75,000	77,813
6.75%, 11/1/2020		165,000	177,787
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		75,000	81,375
8.625%, 10/15/2020		40,000	44,000
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	75,600
Chesapeake Energy Corp., 7.25%, 12/15/2018		535,000	616,587
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		85,000	89,250
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	113,000
Cloud Peak Energy Resources LLC, 8.5%, 12/15/2019		20,000	22,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		25,000	25,250
5.0%, 9/15/2022		65,000	67,275
7.125%, 4/1/2021		60,000	67,350
7.375%, 10/1/2020		65,000	73,288
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		115,000	122,763
Crosstex Energy LP, 7.125%, 6/1/2022		40,000	42,800
Denbury Resources, Inc., 4.625%, 7/15/2023		185,000	178,987
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	167,788
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		30,000	31,425
El Paso LLC, 7.25%, 6/1/2018		105,000	121,911
EP Energy LLC:
6.875%, 5/1/2019		140,000	151,200
7.75%, 9/1/2022		35,000	39,025
9.375%, 5/1/2020		30,000	34,013
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		165,000	176,137
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	349,350
Frontier Oil Corp., 6.875%, 11/15/2018		70,000	75,950
Global Geophysical Services, Inc., 10.5%, 5/1/2017		90,000	80,550
Halcon Resources Corp.:
8.875%, 5/15/2021		150,000	152,625
9.75%, 7/15/2020		60,000	62,325
Holly Energy Partners LP:
6.5%, 3/1/2020		45,000	47,813
8.25%, 3/15/2018		110,000	118,525
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	173,448
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		200,000	191,000
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		90,000	93,375
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	226,687
6.5%, 5/15/2019		50,000	50,875
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		310,000	317,750
144A, 6.5%, 3/15/2021		85,000	87,975
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		135,000	135,675
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		185,000	184,075
144A, 10.75%, 10/1/2020		45,000	48,150
Murray Energy Corp., 144A, 8.625%, 6/15/2021		20,000	20,600
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	85,600
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	239,200
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	70,200
6.875%, 1/15/2023		50,000	54,500
7.25%, 2/1/2019		265,000	285,537
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		190,000	204,820
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		155,000	160,038
7.5%, 11/1/2019		110,000	118,800
Pacific Drilling SA, 144A, 5.375%, 6/1/2020 (b)		90,000	89,100
Plains Exploration & Production Co.:
6.125%, 6/15/2019		90,000	98,775
6.75%, 2/1/2022		205,000	229,087
6.875%, 2/15/2023		195,000	220,594
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	164,300
Range Resources Corp., 144A, 5.0%, 3/15/2023		40,000	40,400
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		40,000	39,600
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	273,355
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		260,000	260,975
144A, 5.625%, 4/15/2023		100,000	100,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		190,000	195,700
SESI LLC:
6.375%, 5/1/2019		90,000	97,200
7.125%, 12/15/2021		275,000	308,687
Swift Energy Co., 7.875%, 3/1/2022		115,000	120,175
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	145,000
Tesoro Corp., 5.375%, 10/1/2022		60,000	63,000
Venoco, Inc., 8.875%, 2/15/2019		110,000	110,000
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	313,437
			9,651,283
Financials 16.7%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		270,000	292,275
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	136,500
Ally Financial, Inc.:
5.5%, 2/15/2017		655,000	700,850
6.25%, 12/1/2017		195,000	214,607
8.0%, 3/15/2020		235,000	279,650
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		40,000	41,300
AmeriGas Finance LLC:
6.75%, 5/20/2020		45,000	49,050
7.0%, 5/20/2022		45,000	48,825
Antero Resources Finance Corp., 7.25%, 8/1/2019		110,000	118,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	129,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	129,531
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		117,800	123,396
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		380,000	398,810
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	138,808
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	78,188
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		200,000	202,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		95,000	91,438
Case New Holland, Inc., 7.875%, 12/1/2017		225,000	264,375
CIT Group, Inc.:
4.25%, 8/15/2017		515,000	530,450
5.0%, 5/15/2017		80,000	85,200
CNH Capital LLC, 144A, 3.625%, 4/15/2018		150,000	151,125
E*TRADE Financial Corp.:
6.0%, 11/15/2017		513,900	535,741
6.375%, 11/15/2019		265,000	278,250
6.75%, 6/1/2016		145,000	155,150
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	164,250
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		90,000	98,775
144A, 5.875%, 1/31/2022		75,000	84,000
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	77,875
144A, 6.5%, 9/15/2018		45,000	51,300
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		35,000	34,694
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	109,187	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		40,000	41,600
8.875%, 2/1/2018		155,000	161,781
International Lease Finance Corp.:
3.875%, 4/15/2018		285,000	285,356
4.625%, 4/15/2021		135,000	133,987
6.25%, 5/15/2019		125,000	136,562
8.625%, 1/15/2022		125,000	155,937
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	182,152
Level 3 Financing, Inc.:
7.0%, 6/1/2020		145,000	151,162
8.125%, 7/1/2019		80,000	86,600
8.625%, 7/15/2020		65,000	71,500
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	210,750
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		70,000	76,650
(REIT), 6.875%, 5/1/2021		110,000	121,550
National Money Mart Co., 10.375%, 12/15/2016		120,000	128,550
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	68,900
144A, 5.875%, 3/15/2022		110,000	117,150
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		20,000	20,050
NII Capital Corp., 7.625%, 4/1/2021		55,000	45,788
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		200,000	214,000
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		200,000	190,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		155,000	157,325
6.875%, 2/15/2021		205,000	218,837
7.125%, 4/15/2019		540,000	575,100
8.25%, 2/15/2021		100,000	102,000
8.5%, 5/15/2018		100,000	105,000
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		200,000	225,000
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	47,588
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		65,000	69,063
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	106,000
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		95,000	93,338
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		200,000	209,374
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		490,000	521,850
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	162,000
Vale Overseas Ltd., 6.875%, 11/10/2039		200,000	215,402
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	82,200
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		36,000	37,980
			11,213,145
Health Care 6.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		200,000	218,500
Biomet, Inc.:
144A, 6.5%, 8/1/2020		135,000	142,088
144A, 6.5%, 10/1/2020		40,000	40,500
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	724,537
7.125%, 7/15/2020		750,000	823,125
HCA Holdings, Inc., 7.75%, 5/15/2021		215,000	237,575
HCA, Inc.:
5.875%, 3/15/2022		120,000	131,700
6.5%, 2/15/2020		675,000	761,062
7.5%, 2/15/2022		335,000	390,275
Hologic, Inc., 6.25%, 8/1/2020		80,000	85,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	105,750
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		65,000	73,450
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	70,850
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		150,000	145,500
144A, 4.5%, 4/1/2021		20,000	19,650
6.25%, 11/1/2018		415,000	459,613
			4,429,675
Industrials 7.8%
Accuride Corp., 9.5%, 8/1/2018		80,000	83,400
Air Lease Corp.:
4.75%, 3/1/2020		110,000	111,650
6.125%, 4/1/2017		175,000	188,562
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	71,338
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	138,712
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		175,000	182,000
144A, 7.75%, 3/15/2020		465,000	544,050
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	201,600
Clean Harbors, Inc., 5.125%, 6/1/2021		100,000	103,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	55,413
Ducommun, Inc., 9.75%, 7/15/2018		70,000	77,700
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	174,250
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	198,300
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	42,600
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		80,000	84,600
6.75%, 10/1/2020		295,000	315,650
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	69,713
GenCorp, Inc., 144A, 7.125%, 3/15/2021		280,000	299,600
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	232,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	211,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	114,450
7.125%, 3/15/2021		20,000	21,950
Interline Brands, Inc., 7.5%, 11/15/2018		105,000	112,350
Iron Mountain, Inc., 5.75%, 8/15/2024		90,000	91,125
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		155,000	165,850
Meritor, Inc.:
6.75%, 6/15/2021		75,000	74,062
10.625%, 3/15/2018		60,000	65,775
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		75,000	72,937
8.875%, 11/1/2017		45,000	47,363
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		55,000	59,813
144A, 9.25%, 4/15/2019		10,000	10,875
Nortek, Inc., 8.5%, 4/15/2021		85,000	93,075
Ply Gem Industries, Inc., 9.375%, 4/15/2017		21,000	22,890
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		95,000	101,650
Titan International, Inc.:
7.875%, 10/1/2017		185,000	197,950
144A, 7.875%, 10/1/2017		50,000	53,500
TransDigm, Inc., 7.75%, 12/15/2018		135,000	147,319
U.S. Airways Group, Inc., 6.125%, 6/1/2018		90,000	87,637
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,475
7.375%, 5/15/2020		120,000	131,700
7.625%, 4/15/2022		120,000	132,900
Watco Companies LLC, 144A, 6.375%, 4/1/2023		60,000	63,150
			5,263,934
Information Technology 3.3%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	99,513
CDW LLC, 8.5%, 4/1/2019		165,000	182,531
CyrusOne LP, 144A, 6.375%, 11/15/2022		40,000	42,700
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	66,450
EarthLink, Inc., 144A, 7.375%, 6/1/2020		95,000	93,575
Equinix, Inc.:
4.875%, 4/1/2020		100,000	101,750
5.375%, 4/1/2023		265,000	273,612
7.0%, 7/15/2021		90,000	100,125
First Data Corp.:
144A, 6.75%, 11/1/2020		275,000	287,375
144A, 7.375%, 6/15/2019		95,000	100,225
144A, 8.875%, 8/15/2020		170,000	187,850
144A, 10.625%, 6/15/2021		80,000	80,400
144A, 11.25%, 1/15/2021		50,000	51,125
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		185,000	202,112
7.625%, 6/15/2021		90,000	100,575
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		75,000	73,688
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	113,138
VeriSign, Inc., 144A, 4.625%, 5/1/2023		75,000	75,375
			2,232,119
Materials 9.4%
Axiall Corp., 144A, 4.875%, 5/15/2023		25,000	25,125
Berry Plastics Corp.:
9.5%, 5/15/2018		65,000	71,175
9.75%, 1/15/2021		80,000	92,400
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		60,000	62,250
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		110,000	108,350
Cemex SAB de CV, 144A, 9.5%, 6/15/2018		200,000	223,500
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	151,550
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	92,225
Crown Americas LLC, 6.25%, 2/1/2021		20,000	21,850
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		45,000	45,338
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		430,000	399,900
144A, 9.875%, 6/15/2015		40,000	30,800
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	94,275
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	131,625
144A, 6.875%, 4/1/2022		95,000	95,950
144A, 7.0%, 11/1/2015		135,000	139,050
144A, 8.25%, 11/1/2019		110,000	116,050
Greif, Inc., 7.75%, 8/1/2019		230,000	271,400
Huntsman International LLC:
4.875%, 11/15/2020		85,000	85,850
8.625%, 3/15/2020		120,000	132,600
8.625%, 3/15/2021		50,000	55,875
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	100,650
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		220,000	223,850
144A, 8.75%, 6/1/2020		125,000	134,687
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		200,000	196,279
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	112,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	261,250
Novelis, Inc.:
8.375%, 12/15/2017		325,000	351,000
8.75%, 12/15/2020		490,000	547,575
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	105,330
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,163
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	118,525
PolyOne Corp., 144A, 5.25%, 3/15/2023		215,000	220,912
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		200,000	204,000
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	106,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		300,000	282,750
Sealed Air Corp., 144A, 5.25%, 4/1/2023		20,000	20,200
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	196,250
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	154,787
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	428,400
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		3,367	3,367
			6,309,863
Telecommunication Services 14.7%
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		40,000	41,350
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		365,000	387,812
8.75%, 3/15/2018		320,000	328,000
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		200,000	196,500
CPI International, Inc., 8.0%, 2/15/2018		50,000	52,875
Cricket Communications, Inc., 7.75%, 10/15/2020		570,000	568,575
Crown Castle International Corp., 7.125%, 11/1/2019		90,000	97,650
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	213,000
144A, 10.5%, 4/15/2018		100,000	108,590
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	207,500
144A, 8.25%, 9/1/2017		530,000	551,200
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	80,289	0
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	538,175
7.625%, 4/15/2024		40,000	41,900
8.25%, 4/15/2017		119,000	138,635
8.5%, 4/15/2020		180,000	206,100
8.75%, 4/15/2022		25,000	28,188
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023 (b)		235,000	230,300
144A, 6.625%, 12/15/2022 (b)		90,000	93,712
7.25%, 10/15/2020		435,000	471,975
7.5%, 4/1/2021		420,000	461,475
8.5%, 11/1/2019		220,000	241,450
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		255,000	268,069
144A, 8.125%, 6/1/2023		35,000	37,450
11.25%, 2/4/2017		205,000	216,890
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,850
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	69,550
144A, 6.625%, 4/1/2023		95,000	100,462
7.875%, 9/1/2018		155,000	168,950
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,500
SBA Communications Corp., 144A, 5.625%, 10/1/2019		75,000	77,250
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	28,470
Sprint Nextel Corp.:
6.0%, 12/1/2016		775,000	837,000
6.0%, 11/15/2022		130,000	133,900
9.125%, 3/1/2017		65,000	76,050
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,313
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	200,000
Telesat Canada, 144A, 6.0%, 5/15/2017		900,000	940,500
tw telecom holdings, Inc., 5.375%, 10/1/2022		115,000	119,025
Windstream Corp.:
6.375%, 8/1/2023		95,000	93,812
7.0%, 3/15/2019		90,000	91,800
7.5%, 6/1/2022		65,000	68,900
7.5%, 4/1/2023		150,000	157,500
7.75%, 10/15/2020		65,000	69,388
7.75%, 10/1/2021		130,000	139,750
7.875%, 11/1/2017		310,000	356,500
8.125%, 9/1/2018		145,000	157,325
			9,849,166
Utilities 4.7%
AES Corp.:
4.875%, 5/15/2023		40,000	39,300
8.0%, 10/15/2017		75,000	87,938
8.0%, 6/1/2020		105,000	126,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		153,000	166,005
144A, 7.875%, 7/31/2020		168,000	184,800
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	731,962
DPL, Inc., 6.5%, 10/15/2016		505,000	544,137
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		110,000	80,300
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		30,000	34,163
11.0%, 10/1/2021		205,000	226,525
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		200,000	222,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		175,608	188,778
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	200,940
NRG Energy, Inc.:
7.625%, 1/15/2018		75,000	84,563
8.25%, 9/1/2020		25,000	28,031
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		200,000	189,500
			3,134,942
Total Corporate Bonds (Cost $63,550,319)			66,216,556

Government & Agency Obligations 15.9%
Sovereign Bonds
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	1,019,250
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	325,369
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	125
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	104,000
Republic of Croatia:
144A, 6.25%, 4/27/2017		285,000	308,287
144A, 6.375%, 3/24/2021		950,000	1,037,372
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	337,050
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	112,500
Republic of Hungary:
4.125%, 2/19/2018		440,000	438,460
5.375%, 2/21/2023		680,000	677,450
Republic of Lithuania, 144A, 7.375%, 2/11/2020		375,000	465,938
Republic of Panama, 9.375%, 1/16/2023		665,000	950,950
Republic of Poland, 5.125%, 4/21/2021		1,050,000	1,194,375
Republic of Serbia, 144A, 7.25%, 9/28/2021		470,000	521,230
Republic of Venezuela, 9.25%, 9/15/2027		280,000	254,800
Russian Federation:
144A, 5.0%, 4/29/2020		2,145,000	2,386,312
REG S, 7.5%, 3/31/2030		402,114	488,568
Series 6207, 8.15%, 2/3/2027	RUB	1,000,000	33,275
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	270,000	24,625
Series M-20, 8.5%, 5/31/2029	MXN	270,000	26,563
Total Government & Agency Obligations (Cost $9,602,787)			10,706,499

Loan Participations and Assignments 24.6%
Senior Loans** 23.0%
Consumer Discretionary 8.4%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		9,671	4,521
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		189,050	191,109
Caesars Entertainment Operating Co., Term Loan B6, 5.44%, 1/26/2018		33,532	30,061
Charter Communications Operating LLC, Term Loan E, 3.0%, 4/10/2020		655,000	652,750
Clear Channel Communications, Inc., Term Loan B, 3.84%, 1/29/2016		99,771	92,954
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		130,000	135,091
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	938,398
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		145,655	147,294
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		271,535	268,651
Term Loan B2, 4.25%, 8/7/2019		676,600	672,710
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,060,000	1,063,445
Tomkins LLC:
First Lien Term Loan, 5.0%, 11/9/2018		169,575	171,624
Term Loan B2, 3.75%, 9/29/2016		1,097,918	1,108,216
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		155,894	155,824
			5,632,648
Consumer Staples 2.8%
Albertson's LLC, Term Loan, 5.75%, 3/21/2016		685,000	690,247
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		382,545	385,106
HJ Heinz Co., Term Loan B2, 3.5%, 3/27/2020		690,000	697,100
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		120,000	120,313
			1,892,766
Energy 3.5%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		355,000	365,064
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		660,000	665,363
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		397,955	396,168
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		80,000	80,600
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		540,000	544,892
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		297,196	300,168
			2,352,255
Financials 1.0%
Calpine Construction Finance Co., LP, Term Loan 1, 3.0%, 4/24/2020		655,000	652,544
Health Care 1.1%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		323,377	324,830
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		38,242	38,596
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		46,979	47,414
Term Loan B1, 4.25%, 3/15/2018		107,922	108,921
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		85,044	85,831
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		120,000	120,600
			726,192
Industrials 1.7%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		203,975	208,055
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		544,502	551,853
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		418,950	420,521
			1,180,429
Information Technology 1.2%
First Data Corp., Term Loan, 4.199%, 3/24/2017		790,000	789,656
Telecommunication Services 3.3%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		1,186,042	1,191,978
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		15,000	15,120
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		1,055,000	1,057,374
			2,264,472
Sovereign Loans 1.6%
Financials 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	381,402
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	197,308
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	287,313
			866,023
Materials 0.3%
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	194,000
Total Loan Participations and Assignments (Cost $16,435,591)			16,550,985

Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	116,634
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		105,307	163,100
Total Convertible Bonds (Cost $169,625)			279,734

Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $116,916)		175,000	161,875

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (c) (Cost $4,000)	11	38,254

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	87	522
Trump Entertainment Resorts, Inc.*	8	0
Vertis Holdings, Inc.*	71	0
		522
Industrials 0.0%
Congoleum Corp.*	2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,035
Wolverine Tube, Inc.*	640	11,597
		12,632
Total Common Stocks (Cost $37,095)		13,154

Preferred Stock 0.2%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $150,350)	160	156,870

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	9,761	5,731
Hercules Trust II, Expiration Date 3/31/2029*	95	1,418
		7,149
Total Warrants (Cost $20,981)		7,149

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.583% - Receive Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	100,000	4,742
Pay Fixed Rate — 3.635% - Receive Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	200,000	9,007
Pay Fixed Rate — 3.72% - Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	200,000	8,407
Total Call Options Purchased (Cost $24,460)		22,156

	Shares	Value ($)

Cash Equivalents 12.6%
Central Cash Management Fund, 0.07% (d) (Cost $8,440,963)	8,440,963	8,440,963

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $98,553,087)†	152.5	102,594,195
Notes Payable	(47.6)	(32,000,000)
Other Assets and Liabilities, Net	(4.9)	(3,305,729)
Net Assets	100.0	67,288,466

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	USD	9,671	9,433	4,521
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	80,289	109,298	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	USD	70,000	70,788	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	EUR	109,187	32,169	0
					221,688	4,521

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

† The cost for federal income tax purposes was $98,741,673. At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $3,852,522. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,619,196 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $766,674.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	38,254	0.06

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At May 31, 2013, the Fund had an unfunded loan commitment of $135,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	135,000	135,000	—

At May 31, 2013, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options Receive Fixed — 4.22% - Pay Floating — LIBOR	4/22/2016 4/22/2026	200,000	4/20/2016	7,130	(5,789)
Receive Fixed — 4.135% - Pay Floating — LIBOR	4/27/2016 4/27/2026	200,000	4/25/2016	7,400	(6,210)
Receive Fixed — 4.083% - Pay Floating — LIBOR	5/11/2016 5/11/2026	100,000	5/9/2016	3,400	(3,290)
Total Call Options				17,930	(15,289)

(e) Unrealized appreciation on written options on interest rate swap contracts at May 31, 2013 was $2,641.

At May 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	350,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,760	(1,742)	10,502
6/21/2010 9/20/2015	425,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	47,060	(9,714)	56,774
12/20/2011 3/20/2017	150,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	21,781	4,809	16,972
9/20/2012 12/20/2017	190,000	4	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	27,577	12,864	14,713
12/20/2012 12/20/2017	500,000	2	5.0%	Markit Dow Jones CDX North America High Yield Index	34,749	9,966	24,783
Total unrealized appreciation							123,744

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

3 Credit Suisse

4 UBS AG

As of May 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	280,736	USD	364,157	6/19/2013	(767)	Citigroup, Inc.

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro MXN Mexican Peso RUB Russian Ruble USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, credit default swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$66,213,189	$3,367	$66,216,556
Government & Agency Obligations	—	10,706,499	—	10,706,499
Loan Participations and Assignments	—	16,550,985	—	16,550,985
Convertible Bonds	—	116,634	163,100	279,734
Preferred Security	—	161,875	—	161,875
Other Investments	—	—	38,254	38,254
Common Stocks (h)	—	522	12,632	13,154
Preferred Stock	—	156,870	—	156,870
Warrants (h)	—	—	7,149	7,149
Short-Term Investments	8,440,963	—	—	8,440,963
Derivatives (i)
Purchased Options	—	22,156	—	22,156
Credit Default Swap Contracts	—	123,744	—	123,744
Total	$8,440,963	$94,052,474	$224,502	$102,717,939
Liabilities
Derivatives (i)
Written Options	$—	$(15,289)	$—	$(15,289)
Forward Foreign Currency Exchange Contracts	—	(767)	—	(767)
Total	$—	$(16,056)	$—	$(16,056)

During the period ended May 31, 2013, the amount of transfers between Level 2 and Level 3 was $75. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $90,112,124)	$94,153,232
Investment in Central Cash Management Fund (cost $8,440,963)	8,440,963
Total investments in securities, at value (cost $98,553,087)	102,594,195
Cash	118,409
Foreign currency, at value (cost $219)	207
Receivable for investments sold	1,022,802
Receivable for investments sold — when-issued securities	344,506
Interest receivable	1,291,657
Unrealized appreciation on swap contracts	123,744
Upfront payments paid on swap contracts	27,639
Other assets	1,954
Total assets	105,525,113
Liabilities
Payable for investments purchased	5,049,277
Payable for investments purchased — when-issued securities	973,601
Notes payable	32,000,000
Interest on notes payable	62,774
Options written, at value (premiums received $17,930)	15,289
Unrealized depreciation on forward foreign currency exchange contracts	767
Upfront payments received on swap contracts	11,456
Accrued management fee	49,786
Accrued Trustees' fees	4,404
Other accrued expenses and payables	69,293
Total liabilities	38,236,647
Net assets, at value	$67,288,466

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	$669,504
Net unrealized appreciation (depreciation) on: Investments	4,041,108
Swap contracts	123,744
Foreign currency	(2,159)
Written options	2,641
Accumulated net realized gain (loss)	(1,024,567)
Paid-in capital	63,478,195
Net assets, at value	67,288,466
Net Asset Value
Net Asset Value per share ($67,288,466 ÷ 4,694,846 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.33

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2013 (Unaudited)
Investment Income
Income: Interest	$2,937,028
Dividends	4,900
Income distributions — Central Cash Management Fund	2,465
Total income	2,944,393
Expenses: Management fee	288,684
Services to shareholders	2,178
Custodian fee	31,352
Audit and tax fees	32,760
Legal fees	21,498
Reports to shareholders	32,165
Trustees' fees and expenses	4,794
Interest expense	184,348
Stock exchange listing fees	11,838
Other	28,201
Total expenses	637,818
Net investment income	2,306,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,700,865
Swap contracts	28,819
Written options	7,278
Foreign currency	(22,961)
1,714,001
Change in net unrealized appreciation (depreciation): Investments	(1,361,629)
Unfunded loan commitment	(675)
Swap contracts	40,577
Written options	(7,415)
Foreign currency	22,118
(1,307,024)
Net gain (loss)	406,977
Net increase (decrease) in net assets resulting from operations	$2,713,552

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,713,552
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(39,228,707)
Net purchases, sales and maturities of short-term investments	(3,393,138)
Net amortization of premium/(accretion of discount)	53,674
Proceeds from sales and maturities of long-term investments	37,403,556
(Increase) decrease in interest receivable	108,161
(Increase) decrease in other assets	2,002
Increase (decrease) in written options, at value	(685)
(Increase) decrease in receivable for investments and when-issued securities sold	(579,949)
Increase (decrease) in interest on notes payable	26,753
Increase (decrease) in payable for investments and when-issued securities purchased	3,540,518
(Increase) decrease in upfront payments paid/received on swap contracts	(22,200)
Increase (decrease) in other accrued expenses and payables	13,542
Change in unrealized (appreciation) depreciation on investments	1,361,629
Change in unrealized (appreciation) depreciation in unfunded commitment	675
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(23,241)
Change in unrealized (appreciation) depreciation on swaps	(40,577)
Net realized (gain) loss from investments	(1,700,865)
Cash provided (used) by operating activities	234,700
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	2,500,000
Distributions paid (net of reinvestment of distributions)	(2,640,434)
Cash provided (used) by financing activities	(140,434)
Increase (decrease) in cash	94,266
Cash at beginning of period (including foreign currency)	24,350
Cash at end of period (including foreign currency)	$118,616
Supplemental Disclosure
Reinvestment of distributions	$34,732
Interest paid on notes	$(157,595)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
Operations: Net investment income	$2,306,575	$5,054,053
Net realized gain (loss)	1,714,001	1,568,287
Change in net unrealized appreciation (depreciation)	(1,307,024)	5,152,191
Net increase (decrease) in net assets resulting from operations	2,713,552	11,774,531
Distributions to shareholders from: Net investment income	(2,675,166)	(5,573,798)
Fund share transactions: Reinvestment of distributions	34,732	77,289
Increase (decrease) in net assets	73,118	6,278,022
Net assets at beginning of period	67,215,348	60,937,326
Net assets at end of period (including undistributed net investment income of $669,504 and $1,038,095, respectively)	$67,288,466	$67,215,348
Other Information
Shares outstanding at beginning of period	4,692,468	4,686,882
Shares issued to shareholders in reinvestment of distributions	2,378	5,586
Shares outstanding at end of period	4,694,846	4,692,468

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$14.32		$13.00	$13.66	$12.68	$9.06	$13.10
Income (loss) from investment operations: Net investment incomea	.49		1.08	1.14	1.18	1.02	.90
Net realized and unrealized gain (loss)	.09		1.43	(.46)	.95	3.46	(4.03)
Total from investment operations	.58		2.51	.68	2.13	4.48	(3.13)
Less distributions from: Net investment income	(.57)		(1.19)	(1.34)	(1.15)	(.86)	(.91)
NAV accretion resulting from repurchases of shares at a discount to NAVa	—		—	.00 ***	—	—	—
Net asset value, end of period	$14.33		$14.32	$13.00	$13.66	$12.68	$9.06
Market price, end of period	$13.84		$14.26	$12.83	$13.21	$11.09	$7.09
Total Return
Based on net asset value (%)b	4.05	**	19.96	5.33	18.32	53.36	(24.27	)c
Based on market price (%)b	.92	**	21.04	7.50	30.72	71.54	(32.55)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67		67	61	64	60	43
Ratio of expenses before fee reductions (including interest expense) (%)	1.88	*	1.94	1.96	2.19	1.86	1.49
Ratio of expenses after fee reductions (including interest expense) (%)	1.88	*	1.94	1.96	2.19	1.86	1.48
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.34	*	1.30	1.33	1.53	1.40	1.21
Ratio of net investment income (%)	6.79	*	7.77	8.42	8.95	9.26	7.39
Portfolio turnover rate (%)	39	**	45	56	77	115	39
Total debt outstanding, end of period ($ thousands)	32,000		29,500	27,000	25,000	22,000	10,090
Asset coverage per $1,000 of debtd	3,103		3,278	3,257	3,565	3,705	5,215

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Total return would have been lower had certain fees not been reduced.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price and loan participations and assignments are valued at the mean of the most recent bid and ask quotations, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Over-the-counter written or purchased options are valued at prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan during the six months ended May 31, 2013.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position at the Fund's custodian bank at May 31, 2013.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $2,495,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2017, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended May 31, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $925,000 to $1,615,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2013, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of May 31, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in written option contracts had a total value generally indicative of a range from approximately $13,000 to $16,000, and purchased option contracts had a total value generally indicative of a range from approximately $13,000 to $22,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $364,000 to $1,176,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $294,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Total
Interest Rate Contracts (a)	$22,156	$—	$22,156
Credit Contracts (a)	—	123,744	123,744
	$22,156	$123,744	$145,900

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts
Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(15,289)	$—	$(15,289)
Foreign Exchange Contracts (b)	—	(767)	(767)
	$(15,289)	$(767)	$(16,056)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$7,278	$—	$—	$7,278
Credit Contracts (a)	—	—	28,819	28,819
Foreign Exchange Contracts (b)	—	(25,431)	—	(25,431)
	$7,278	$(25,431)	$28,819	$10,666

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options and swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$9,215	$(7,415)	$—	$—	$1,800
Credit Contracts (a)	—	—	—	40,577	40,577
Foreign Exchange Contracts (b)	—	—	23,241	—	23,241
	$9,215	$(7,415)	$23,241	$40,577	$65,618

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options and swap contracts, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended May 31, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $39,228,707 and $37,403,556, respectively.

For the six months ended May 31, 2013, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	1,000,000	$26,030
Options closed	(500,000)	(8,100)
Outstanding, end of period	500,000	$17,930

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DISC aggregated $631, of which $348 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,737, of which $8,377 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $32,000,000 ($30,000,000 prior to December 27, 2012), with a maturity date of December 26, 2013. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.90%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At May 31, 2013, the Fund had a notes payable outstanding of $32,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2013 was approximately $30,569,000, with a weighted average annual borrowing cost of 1.21%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2013 and the year ended November 30, 2012, the Fund did not repurchase shares in the open market.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KST
CUSIP Number	23338N 104

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSIT-3
(R-027925-2 7/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 29, 2013